Shareholder Report, Average Annual Return (Details) LMF4500_Western Asset Massachusetts Municipals Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	1.36%	0.24%	1.63%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
Bloomberg Massachusetts Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	2.52%	0.60%	2.15%